JAMES ALPHA FUNDS TRUST

515 Madison Avenue, 24th Floor

New York, New York 10022

January 29, 2021

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: James Alpha Funds Trust (Registrant)

(File Nos. 333-249652; 811-23611)

Rule 497(j) filing

 Dear Sir or Madam:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Prospectuses and Statements of Additional Information, each dated January 26, 2021, do not differ from that contained in the Form N-1A/A registration statement for the Registrant (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on January 26, 2021 via EDGAR (Accession Number 0001580642-21-000283).

Please contact Matthew DiClemente (215) 564-8173 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Assistant Secretary of the Registrant